Note 11 - Related Party Transactions (Details) - Related Party Loans $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Related Party Loans [Abstract]
Total loans at January 1, 2015	$ 5,184
Total loans at December 31, 2015	3,989
New loans	135
Repayments	(1,162)
Other changes	$ (168)